Summary of Significant Accounting Policies (Schedule of Regulatory Assets and Liabilities) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	$ 4,474,111	$ 8,542,048
Total regulatory assets	4,670,119	9,947,657
Total regulatory liabilities	13,732,831	12,079,452
Under-Recovery Of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	0	687,194
Accrued Pension And Postretirement Medical [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	184,063	706,470
Noncurrent regulatory assets	4,267,211	8,433,855
Utility Property, In Service, Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	11,945	11,945
Premium On Early Retirement Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	65,817	96,193
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	141,083	12,000
Over-recovery of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory liabilities	1,027,303	0
Asset Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	4,525,355	4,251,295
Regulatory Cost of Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	$ 8,180,173	$ 7,828,157